Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares	May 14, 2025 USD ($)	Oct. 03, 2024 USD ($)	Sep. 30, 2024 $ / shares	Aug. 17, 2023 USD ($)
Share Capital Note Disclosure [Line Items]
Proceeds from common shares issued		$ 139,163	$ 35,924
Number of common shares issued for options exercised | shares		600,000
Value of common shares issued for options exercised	$ 738	$ 738
October 2024 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement								$ 200,000
Proceeds from common shares issued		$ 180,800
Amended October 2024 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement							$ 119,200
October 2024 ATM Equity Program [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares		15,266,061
Proceeds from common shares issued		$ 25,900
Shares issued during period, price per share | (per share)					$ 2.37	$ 1.7
Cash commission paid in equity distribution agreement		$ 700
Amended October 2024 ATM Equity Program [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares		53,017,807
Proceeds from common shares issued		$ 117,200
Shares issued during period, price per share | (per share)					$ 3.03	$ 2.21
Cash commission paid in equity distribution agreement		3,000
Fees for share issue costs		$ 199
Exercise of option one [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares		500,000
Exercise price of options exercised | $ / shares		$ 1.25
Exercise of option two [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares		100,000
Exercise price of options exercised | $ / shares		$ 1.1
August 2023 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement										$ 90,000
Number of common shares issued | shares			12,534,457
Proceeds from common shares issued			$ 37,400
Shares issued during period, price per share | $ / shares									$ 4.08
Cash commission paid in equity distribution agreement			1,100
Fees for share issue costs			$ 2
Restricted share units [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares		1,318,441	108,100	326,644
Megawatt Mining Corp [Member] | Property [Member]
Share Capital Note Disclosure [Line Items]
Shares issued | shares		1,000,000